Shares in Group Companies - Summary of Shares in Group Companies (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interests in other entities [Line Items]
Dividend received	€ (94)	€ (118)
Aegon N.V [member]
Disclosure of interests in other entities [Line Items]
At January 1	23,117	22,219
Capital contributions and acquisitions	97	1,006
Divestments and capital repayments	(23)	(698)
Dividend received	(702)	(120)
Net income / (loss) for the financial year	832	2,511	€ 533
Revaluations	(1,154)	(1,799)
Ending balance	€ 22,168	€ 23,117	€ 22,219